May 01, 2024
Ultra Series Fund | Conservative Allocation Fund
CONSERVATIVE ALLOCATION FUND
Investment Objective
The Conservative Allocation Fund seeks income, capital appreciation and relative stability of value.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.30%	0.30%
Total Annual Fund Operating Expenses[2]	0.62%	0.87%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$63	$199	$346	$774
Class II	89	278	482	1,073

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments (including foreign equity), and 65% fixed income investments. Underlying funds in which the Fund invests may include Funds advised by Madison and/or its affiliates, including the Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of December 31, 2023, the Fund's portfolio allocation as a percentage of net assets was:

-	Bond Funds:	64.1%
-	Foreign Stock Funds:	5.7%
-	Short-Term Investments:	12.1%
-	Stock Funds:	23.4%
-	Net Other Assets and Liabilities:	(5.3)%
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2023, the weighted average duration of the Fund’s debt portfolio was 5.79 years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, Madison has a flexible mandate which permits the Fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.
Madison waived 0.10% of the 0.30% annualized management fee for the period July 1, 2014 through April 30, 2022. If the management fee had not been waived, returns would have been lower.
Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	7.53%
Worst Calendar Quarter:	2Q 2022	-7.53%

Average Annual Total Returns For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class I Shares	8.33%	3.80%	3.69%
Class II Shares	8.06%	3.54%	3.43%
ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)	5.39%	1.06%	1.83%
Conservative Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.41%	5.36%	4.57%

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg U.S. Aggregate Bond Index, 24.5% Russell 3000® Index, and 10.5% MSCI ACWI ex-USA Index (net).
Ultra Series Fund | Moderate Allocation Fund
MODERATE ALLOCATION FUND
Investment Objective
The Moderate Allocation Fund seeks capital appreciation, income and moderate market risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.33%	0.33%
Total Annual Fund Operating Expenses[2]	0.65%	0.90%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$66	$208	$362	$810
Class II	92	287	498	1,108

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments (including foreign equity) and 40% fixed income investments. Underlying funds in which the Fund invests may include Funds advised by Madison and/or its affiliates, including the Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of December 31, 2023, the Fund's portfolio allocation as a percentage of net assets was:

-	Bond Funds:	42.8%
-	Foreign Stock Funds:	11.0%
-	Short-Term Investments:	10.1%
-	Stocks Funds:	39.4%
-	Net Other Assets and Liabilities:	(3.3)%
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2023, the weighted average duration of the Fund’s debt portfolio was 5.78 years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, Madison has a flexible mandate which permits the Fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy.  Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.
Madison waived 0.10% of the 0.30% annualized management fee for the period July 1, 2014 through April 30, 2022. If the management fee had not been waived, returns would have been lower.
Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	10.00%
Worst Calendar Quarter:	2Q 2022	-9.85%

Average Annual Total Returns For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class I Shares	10.82%	5.71%	5.12%
Class II Shares	10.54%	5.45%	4.85%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.29%	15.69%	12.03%
Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	15.72%	8.29%	6.44%

The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg U.S. Aggregate Bond Index and 18% MSCI ACWI ex-USA Index (net).
Ultra Series Fund | Aggressive Allocation Fund
AGGRESSIVE ALLOCATION FUND
Investment Objective
The Aggressive Allocation Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.33%	0.33%
Total Annual Fund Operating Expenses[2]	0.65%	0.90%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$66	$208	$362	$810
Class II	92	287	498	1,108

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments (including foreign equity) and 20% fixed income investments. Underlying funds in which the Fund invests may include Funds advised by Madison and/or its affiliates, including the Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of December 31, 2023, the Fund’s portfolio allocation as a percentage of net assets was:

-	Bond Funds:	25.4%
-	Foreign Stock Funds:	15.9%
-	Short-Term Investments:	9.6%
-	Stocks Funds:	50.9%
-	Net Other Assets and Liabilities:	(1.8)%
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2023, the weighted average duration of the Fund’s debt portfolio was 5.73 years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, Madison has a flexible mandate which permits the Fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.
Madison waived 0.10% of the 0.30% annualized management fee for the period July 1, 2014 through April 30, 2022. If the management fee had not been waived, returns would have been lower.
Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	12.22%
Worst Calendar Quarter:	1Q 2020	-13.45%

Average Annual Total Returns For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class I Shares	12.88%	7.01%	6.09%
Class II Shares	12.60%	6.74%	5.82%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.29%	15.69%	12.03%
Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.24%	10.56%	7.85%

The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-USA Index and 20% Bloomberg U.S. Aggregate Bond Index (net).
Ultra Series Fund | Core Bond Fund
CORE BOND FUND
Investment Objective
The Core Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.55%	0.55%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.57%	0.82%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$58	$183	$318	$714
Class II	84	262	455	1,014

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration (for this purpose, the benchmark used is the Bloomberg U.S. Aggregate Bond Index, the duration of which as of December 31, 2023 was 6.01 years). Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.
The Fund is managed so that, under normal market conditions, the weighted average life of the Fund will be 10 years or less. The weighted average life of the Fund as of December 31, 2023 was 8.67 years. The Fund strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund generally holds 100-500 individual securities in its portfolio at any given time and may invest in the following instruments:
•Corporate debt securities: securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories (i.e., “junk bonds”). The Fund’s investment adviser, Madison Asset Management, LLC (“Madison”), will only invest in lower-grade securities when it believes that the creditworthiness of the issuer is stable or improving, and when the potential return of investing in such securities justifies the higher level of risk;
•U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
•Foreign government debt securities: securities issued or guaranteed by a foreign (including emerging market) government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;
•Non-rated debt securities: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the Fund is permitted to invest (including up to 20% of the Fund’s assets in junk bonds); and
•Asset-backed, mortgage-backed and commercial mortgage-backed securities: securities issued or guaranteed by special purpose corporations and financial institutions that represent direct or indirect participation in, or are collateralized by, an underlying pool of assets. The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.
Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal market conditions, however, turnover for the Fund is generally not expected to exceed 100%. Sales of Fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal market conditions, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders.
Madison reserves the right to invest a portion of the Fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of Fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the Fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the Fund may be so invested. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the Fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Principal Risks
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	4Q 2023	7.27%
Worst Calendar Quarter:	1Q 2022	-5.99%

Average Annual Total Returns For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class I Shares	6.16%	1.39%	1.69%
Class II Shares	5.89%	1.13%	1.44%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	5.53%	1.10%	1.81%

Ultra Series Fund | High Income Fund
HIGH INCOME FUND
Investment Objective
The High Income Fund seeks high current income. The Fund also seeks capital appreciation, but only when consistent with its primary goal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	0.78%	1.03%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$80	$249	$433	$966
Class II	105	328	569	1,259

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the Fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities. Types of bonds and other securities include, but are not limited to, domestic and foreign (including emerging market) corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations, government obligations and mortgage-backed securities. Up to 25% of the Fund’s assets may be invested in the securities of issuers in any one industry, and up to 50% of the Fund’s assets may be invested in restricted securities (a restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended). The dollar weighted average life of the Fund as of December 31, 2023 was 3.68 years.
In selecting the Fund’s investments, the portfolio managers employ a multi-faceted, “bottom up” investment approach that utilizes proprietary analytical tools which are integral to assessing the potential risk and relative value of each investment and also assist in identifying companies that are likely to have the ability to meet their interest and principal payments on their debt securities.
Investment candidates are analyzed in depth at a variety of risk levels. Investments are not made on the basis of one single factor. Rather, investments are made based on the careful consideration of a variety of factors, including:
•Analyses of business risks (including leverage risk) and macro risks (including interest rate trends, capital market conditions and default rates);
•Assessment of the industry’s attractiveness and competitiveness;
•Evaluation of the business, including core strengths and competitive weaknesses;
•Qualitative evaluation of the management team, including in-person meetings or conference calls with key managers; and
•Quantitative analyses of the company’s financial statements.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.
The performance data presented below for periods prior to January 1, 2016, represent the performance of the previous subadviser.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	6.91%
Worst Calendar Quarter:	1Q 2020	-9.59%

Average Annual Total Returns For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class I Shares	9.27%	3.50%	3.12%
Class II Shares	9.00%	3.24%	2.87%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.47%	5.19%	4.51%

Ultra Series Fund | Diversified Income Fund
DIVERSIFIED INCOME FUND
Investment Objective
The Diversified Income Fund seeks a high total return through the combination of income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.25%	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.45%	0.45%
Total Annual Fund Operating Expenses[2]	0.72%	0.97%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$74	$230	$401	$894
Class II	99	309	536	1,190

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among several asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds and ETFs (the “affiliated underlying funds”). Generally, Madison will not invest more than 80% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of December 31, 2023, the Fund's portfolio allocation as a percentage of net assets was:

-	Bond Funds/Fixed-Income Securities:	47.7%
-	Foreign Stock Funds:	0.0%
-	Short-Term Investments:	2.6%
-	Stock Funds/Common Stocks:	49.8%
-	Net Other Assets and Liabilities:	(0.1)%
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2023, the weighted average duration of the Fund’s debt portfolio was 4.81 years.
Madison may employ multiple analytical approaches to determine the appropriate allocation among the underlying funds, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, Madison has a flexible mandate that permits the Fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to broad measures of market performance, as well as a custom index that reflects a hypothetical investment allocation of 50% bonds and 50% stocks. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Performance data presented below for all periods prior to July 31, 2023, represents the performance of the previous portfolio management team of Madison who used different principal investment strategies to achieve the Fund's investment objective. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	4Q 2022	10.18%
Worst Calendar Quarter:	1Q 2020	-13.56%

Average Annual Total Returns For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class I Shares	3.77%	7.27%	6.44%
Class II Shares	3.51%	7.01%	6.18%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.29%	15.69%	12.03%
ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)	5.39%	1.06%	1.83%
Custom Blended Index (reflects no deduction for sales charges, account fees, expenses or taxes)	15.51%	8.51%	7.09%

The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE BofA U.S. Corporate, Government & Mortgage Index
Ultra Series Fund | Large Cap Value Fund
LARGE CAP VALUE FUND
Investment Objective
The Large Cap Value Fund seeks long-term capital growth,
with income as a secondary consideration.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.60%	0.60%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.62%	0.87%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$63	$199	$346	$774
Class II	89	278	482	1,073

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in large cap stocks (generally, stocks with a market capitalization of the companies represented in the Russell 1000® Value Index -- as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $1.30 billion). The Fund follows what is known as a “value” approach, which generally means that the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), seeks to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the Fund attempts to limit the downside risk over time but may also produce smaller gains than other stock Funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors.
The Fund will diversify its holdings among various industries and among companies within those industries. The Fund may invest up to 25% of its assets in foreign securities, including American Depositary Receipts (“ADRs”) and emerging market securities, and may invest in exchange traded funds ("ETFs") that are registered investment companies. The Fund generally holds 25-60 individual securities in its portfolio at any given time. This reflects Madison's belief that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objectives.
The Fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.
The Fund’s investment strategy reflects Madison's general “Participate and Protect®” investment philosophy.  Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	4Q 2022	14.14%
Worst Calendar Quarter:	1Q 2020	-26.71%

Average Annual Total Returns For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class I Shares	2.56%	7.44%	6.04%
Class II Shares	2.31%	7.17%	5.78%
Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.46%	10.94%	8.40%

Ultra Series Fund | Large Cap Growth Fund
LARGE CAP GROWTH FUND
Investment Objective
The Large Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.82%	1.07%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$84	$262	$455	$1,014
Class II	109	340	590	1,306

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in such large cap stocks. For this purpose, the term “large cap stock” refers to stocks with a market capitalization of the companies in the Russell 1000® Growth Index (as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $3.7 billion). For purposes of the 80% large cap stock allocation discussed above, the stocks selected for the Fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth and, to a lesser extent, less established companies that may offer more rapid growth potential. The Fund may also invest up to 35% of its assets in foreign securities (including American Depositary Receipts (“ADRs”) and emerging market securities). To the extent invested in common stocks, the Fund generally invests in 25-40 companies at any given time. This reflects the belief of the Fund’s investment adviser, Madison Asset Management, LLC (“Madison”), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison’s best investment ideas is the best way to achieve the Fund’s investment objectives.
Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for stock has been achieved or exceeded, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	17.73%
Worst Calendar Quarter:	1Q 2020	-21.34%

Average Annual Total Returns For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class I Shares	26.38%	14.98%	11.61%
Class II Shares	26.07%	14.69%	11.33%
Russell 1000® Growth Index (reflects no deduction for sales charges, account fees, expenses or taxes)	42.68%	19.50%	14.86%

Ultra Series Fund | Mid Cap Fund
MID CAP FUND
Investment Objective
The Mid Cap Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.92%	1.17%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$94	$293	$509	$1,131
Class II	119	372	644	1,420

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize” is defined as those companies with market capitalizations of between $500 million and $70 billion). Under normal market conditions, the Fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such mid cap securities. The Fund may also invest up to 25% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). As a non-principal investment strategy, the Fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks, and debt securities, including non-investment grade convertible debt securities. The Fund generally holds 25-40 individual securities in its portfolio at any given time. This reflects the belief of the Fund's investment adviser, Madison Asset Management, LLC (“Madison”), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objective.
The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuation.
Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for the stock has been achieved or exceeded, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	16.43%
Worst Calendar Quarter:	1Q 2020	-23.89%

Average Annual Total Returns For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class I Shares	26.85%	15.44%	11.31%
Class II Shares	26.53%	15.15%	11.06%
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.23%	12.68%	9.42%

Ultra Series Fund | International Stock Fund
INTERNATIONAL STOCK FUND
Investment Objective
The International Stock Fund seeks long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	1.15%	1.15%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.17%	1.42%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$119	$372	$644	$1,420
Class II	145	449	776	1,702

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in the stock of foreign companies. For this purpose, a foreign company is one whose principal operations are located outside the U.S., or that is organized outside the U.S., whose securities are principally traded outside of the U.S., and/or whose securities are quoted or denominated in a foreign currency. The types of stocks that the Fund may invest in include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts (“ADRs”) (which represent an interest in the shares of a non-U.S. company that have been deposited with a U.S. bank, trade in U.S. dollars and clear through U.S. settlement systems, thus allowing the holder of an ADR to avoid having to transact in a foreign currency), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Swedish Depositary Receipts ("SDRs"). EDRs, GDRs and SDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets.
The Fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The Fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 40-70 individual securities in its portfolio at any given time. Typically, a majority of the Fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries. Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International All Country World Index excluding USA (“MSCI ACWI ex USA").
The Fund may also invest up to 40% of its assets in securities of companies whose principal business activities are located in emerging market countries; however, the Fund’s exposure will typically be limited to within +/- 10% relative to the benchmark (for this purpose, the benchmark used is the MSCI ACWI ex USA Index, which as of December 31, 2023, had 28.1% of its assets invested in emerging market securities). The growth style of equity management used by the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), emphasizes companies with sustainable competitive advantages, secular long-term cash flow growth, returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. In general, the Fund seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
•High secular growth.
•Superior profitability.
•Medium to large capitalizations, although there are no limitations on the size of the companies in which the Fund may invest.
In making investment decisions, Madison generally selects securities on the basis of fundamental company-by-company analysis. In choosing securities, Madison will typically focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings and cash flow potential. In addition, a company’s valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Performance data presented below for all periods prior to March 1, 2021, represent the performance of the previous subadvisers for the applicable periods. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	4Q 2020	15.38%
Worst Calendar Quarter:	1Q 2020	-23.39%

Average Annual Total Returns For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class I Shares	15.87%	4.26%	1.31%
Class II Shares	15.58%	4.00%	1.05%
MSCI ACWI ex-USA Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes)	15.62%	7.08%	3.83%